Events After The Balance Sheet Date - Additional Information (Details) $ in Millions									12 Months Ended
	Sep. 20, 2023 USD ($)	Sep. 20, 2023 AUD ($)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 AUD ($)	Aug. 28, 2023 USD ($) Closing	Aug. 28, 2023 AUD ($) Closing	Jul. 01, 2023 USD ($)	Aug. 12, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2021 USD ($)	Aug. 24, 2023 AUD ($)	Jun. 30, 2022 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issued capital									$ 320,883,552			$ 235,277,217
Percentage of net sales									7.00%
Net proceeds on issue of shares									$ 81,815,358	$ 105,477,591
Development Funding Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount committed by investor								$ 120,000,000
Percentage of net sales									7.00%
Events after Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issued capital											$ 80
Equity financing					$ 58,000,000	$ 90
Number of equity financing closing | Closing					2	2
Events after Reporting Period | Private Placement [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issued capital											10
Events after Reporting Period | Development Funding Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Pipeline funding Initial payment							$ 50,000,000
Funding additional payment							50,000,000
Events after Reporting Period | Accelerated Non-Renounceable Entitlement Offer [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issued capital											$ 70
Events after Reporting Period | Placement Offering and Acceleration Portion of Accelerated Non-Renounceable Entitlement Offer [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Equity financing first closing			$ 47,000,000	$ 73
Events after Reporting Period | Remaining Institutional and Retail Portion of Accelerated Non Renounceable Entitlement Offer [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Equity financing second closing	$ 11,000,000	$ 17
Events after Reporting Period | Consultancy Agreement [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Provision of services					$ 300,000
Events after Reporting Period | Bottom of Range | Private Placement [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Increase in private placement						$ 10
Events after Reporting Period | Bottom of Range | Development Funding Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount committed by investor							120,000,000
Events after Reporting Period | Top of Range | Private Placement [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Increase in private placement						$ 90
Events after Reporting Period | Top of Range | Development Funding Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount committed by investor							$ 170,000,000